Discontinued Operations - Summarized Consolidated Statements of Operations Data for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Discontinued Operations [Line Items]
Net revenue	$ 0	$ 76.6	$ 94.3	$ 188.9	$ 258.4
Earnings/(loss) before income taxes	(4.9)	(4.0)	(41.2)	(20.1)	(50.1)
Income tax (benefit)/expense	0	0	0.1	0.9	(0.4)
Earnings/(loss) from discontinued operations, net of tax	$ (4.9)	$ (4.0)	$ (41.3)	$ (21.0)	$ (49.7)